Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Entity Registrant Name	Kinder Morgan Management LLC
Entity Central Index Key	0001135017
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,324,397,201
Entity Common Stock, Shares Outstanding		98,509,389
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Equity in earnings of Kinder Morgan Energy Partners, L.P.	$ 18.7	$ 118.7	$ 90.6
Income taxes	5.6	44.3	31.6
Net income	$ 13.1	$ 74.4	$ 59
Earnings Per Share, Basic and Diluted (in dollars per share)	$ 0.14	$ 0.84	$ 0.72
Number of shares used in computing Earnings per Share, Basic and Diluted (in shares)	95.2	88.8	81.9

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 13.1	$ 74.4	$ 59
Other comprehensive income (loss), net of tax:
Change in fair value of derivatives utilized for hedging purposes, net of tax	1.4	(7.2)	(55.3)
Reclassification of change in fair value of derivatives to net income, net of tax	25.9	17.6	11.6
Foreign currency translation adjustments, net of tax	(4.5)	9.6	30.4
Adjustments to pension and other postretirement benefit plan liabilities, net of tax	(3.4)	(0.2)	(0.3)
Total Other Comprehensive Income (Loss)	19.4	19.8	(13.6)
Comprehensive Income	$ 32.5	$ 94.2	$ 45.4

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss). net of tax:
Change in fair value of derivatives utilized for hedging purposes, tax expense (benefit)	$ 0.8	$ (4.1)	$ (30.9)
Reclassification of change in fair value of derivatives to net income, tax expense	14.7	10	6.5
Change in foreign currency translation adjustments, tax (benefit) expense	(2.6)	5.5	17
Adjustments to pension and other postretirement benefit plan liabilities, tax benefit	$ (1.9)	$ (0.1)	$ (0.2)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Accounts receivable, related party	$ 9.5	$ 10.1
Other current assets	0.4	0.4
Total current assets	9.9	10.5
Investment in Kinder Morgan Energy Partners, L.P.	2,722.4	2,673.3
Total Assets	2,732.3	2,683.8
Current liabilities
Accounts payable	2.8	2.8
Accrued other current liabilities	7	7.6
Total current liabilities	9.8	10.4
Deferred income taxes	218.3	201.7
Shareholders' Equity
Retained deficit	(1,256)	(848.6)
Accumulated other comprehensive loss	(0.1)	(19.5)
Total Shareholders' Equity	2,504.2	2,471.7
Total Liabilities and Shareholders' Equity	2,732.3	2,683.8
Voting Shares
Shareholders' Equity
Common shares	0.1	0.1
Listed Shares
Shareholders' Equity
Common shares	$ 3,760.2	$ 3,339.7

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Voting Shares
Common shares issued (in shares)	2	2
Common shares outstanding (in shares)	2	2
Listed Shares
Common shares issued (in shares)	98,509,387	91,907,985
Common shares outstanding (in shares)	98,509,387	91,907,985

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011		Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities
Net income	$ 31.4	[1],[2],[3]	$ 9.9	[1],[2],[3]	$ 22.8	[4]	$ (5.6)	[4]	$ 13.1	$ 74.4	$ 59
Adjustments to reconcile net income to net cash flows from operating activities
Deferred income taxes									5.6	44.3	31.6
Equity in earnings of Kinder Morgan Energy Partners, L.P.	(48.4)		(15.1)		(38)		8.9		(18.7)	(118.7)	(90.6)
Changes in components of working capital
Accounts receivable - related party									0.6	(0.2)	(2.7)
Other current assets									0	0.9	(0.5)
Accounts payable									0	0.2	1.3
Accrued other current liabilities									(0.6)	(0.9)	1.9
Net Cash Provided by Operating Activities									0	0	0
Cash Flows From Investing Activities
Purchase of i-units of Kinder Morgan Energy Partners, L.P.									0	0	0
Net Cash Used in Investing Activities									0	0	0
Cash Flows From Financing Activities
Shares issued									0	0	0
Net Cash Provided by Financing Activities									0	0	0
Net increase in Cash and Cash Equivalents									0	0	0
Cash and Cash Equivalents, beginning of period			0				0		0	0	0
Cash and Cash Equivalents, end of period	$ 0				$ 0				$ 0	$ 0	$ 0

[1]	First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP's $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.
[2]	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP's $165.0 million increase in expense associated with rate case liability adjustments.
[3]	Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP's $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP's $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.
[4]	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP's $158 million increase in expense associated with rate case liability adjustments.

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data	Common Shares Voting Shares	Common Shares Listed Shares	Retained Deficit	Accumulated Other Comprehensive Loss (Net of Tax Benefits)	Total
Shareholders' Equity, Balance at Dec. 31, 2008	$ 0.1	$ 2,630.1	$ (272.4)	$ (25.7)
Shareholders' Equity, Balance (in shares) at Dec. 31, 2008	2	77,997,904
Net income			59		59
Share distributions			(335.9)
Share distributions (in shares)		7,540,357
Share issuance costs		335.9
Change in fair value of derivatives utilized for hedging purposes				(55.3)	(55.3)
Reclassification of change in fair value of derivatives to net income				11.6	11.6
Foreign currency translation adjustments				30.4	30.4
Adjustments to pension and other postretirement benefit plan liabilities				(0.3)	(0.3)
Shareholders' Equity, Balance at Dec. 31, 2009	0.1	2,966	(549.3)	(39.3)	2,377.5
Shareholders' Equity, Balance (in shares) at Dec. 31, 2009	2	85,538,261			85,538,263
Net income			74.4		74.4
Share distributions		373.7	(373.7)
Share distributions (in shares)		6,369,724
Change in fair value of derivatives utilized for hedging purposes				(7.2)	(7.2)
Reclassification of change in fair value of derivatives to net income				17.6	17.6
Foreign currency translation adjustments				9.6	9.6
Adjustments to pension and other postretirement benefit plan liabilities				(0.2)	(0.2)
Shareholders' Equity, Balance at Dec. 31, 2010	0.1	3,339.7	(848.6)	(19.5)	2,471.7
Shareholders' Equity, Balance (in shares) at Dec. 31, 2010	2	91,907,985			91,907,987
Net income			13.1		13.1
Share distributions		420.5	(420.5)
Share distributions (in shares)		6,601,402
Change in fair value of derivatives utilized for hedging purposes				1.4	1.4
Reclassification of change in fair value of derivatives to net income				25.9	25.9
Foreign currency translation adjustments				(4.5)	(4.5)
Adjustments to pension and other postretirement benefit plan liabilities				(3.4)	(3.4)
Shareholders' Equity, Balance at Dec. 31, 2011	$ 0.1	$ 3,760.2	$ (1,256)	$ (0.1)	$ 2,504.2
Shareholders' Equity, Balance (in shares) at Dec. 31, 2011	2	98,509,387			98,509,389

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
1.      General

Kinder Morgan Management, LLC is a publicly traded Delaware limited liability company that was formed on February 14, 2001. Kinder Morgan G.P., Inc., of which Kinder Morgan, Inc. indirectly owns all of the outstanding common equity, is the general partner of Kinder Morgan Energy Partners, L.P. (KMP) and owns all of our voting shares. Kinder Morgan G.P., Inc., pursuant to a delegation of control agreement among us, Kinder Morgan G.P., Inc. and KMP, has delegated to us, to the fullest extent permitted under Delaware law and KMP’s limited partnership agreement, all of its rights and powers to manage and control the business and affairs of KMP, subject to the general partner’s right to approve specified actions. We are a limited partner in KMP through our ownership of its i-units, and manage and control its business and affairs pursuant to the delegation of control agreement. Our success is dependent upon our operation and management of KMP and its resulting performance, see Note 5 for summarized income statement and balance sheet information for KMP. Unless the context requires otherwise, references to “we,” “us,” “our,” or the “Company” are intended to mean Kinder Morgan Management, LLC and its consolidated subsidiary, Kinder Morgan Services LLC.

On February 10, 2011, Kinder Morgan Holdco LLC converted from a Delaware limited liability company to a Delaware corporation.  Kinder Morgan Holdco LLC was renamed Kinder Morgan, Inc., and its subsidiary formerly known as Kinder Morgan, Inc. was renamed Kinder Morgan Kansas, Inc., which are referred to in these financial statements as KMI and KMK, respectively. On February 16, 2011, KMI completed an initial public offering of its common stock.  Prior to the closing of the initial public offering its outstanding units were converted into shares of its capital stock.  All of the common stock that was sold in the offering was sold by its existing investors consisting of funds advised by or affiliated with Goldman Sachs & Co., Highstar Capital LP, The Carlyle Group and Riverstone Holdings LLC. No members of management sold shares in the offering and KMI did not receive any proceeds from the offering.

On October 16, 2011, KMI and El Paso Corporation announced a definitive agreement whereby KMI will acquire all of the outstanding shares of El Paso in a transaction that would, as of the announcement date, create an energy company that would have an enterprise value of approximately $94 billion and would own an interest in approximately 80,000 miles of pipelines.  As of the announcement date, the total purchase price, including the assumption of debt outstanding at both El Paso Corporation and El Paso Pipeline Partners, L.P., was approximately $38 billion.  El Paso Corporation owns a 42% limited partner interest and the 2% general partner interest in El Paso Pipeline Partners, L.P.

On March 2, 2012, 100% of voting KMI shareholders approved the proposed El Paso acquisition, and on March 9, 2012, more than 95% of voting El Paso shareholders approved the acquisition. The close of this merger is expected to occur by the end of May 2012.

On May 1, 2012, the Federal Trade Commission (FTC) voted to accept a proposed settlement order regarding KMI’s pending acquisition of EP.  The FTC also granted early termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, allowing the companies to close the transaction.  The settlement order requires KMI to divest certain assets currently held by KMP to an FTC-approved buyer within 180 days from the date that KMI consummates the EP acquisition.  As previously announced, the assets included in this disposal group are KMP’s (i) Kinder Morgan Interstate Gas Transmission natural gas pipeline system; (ii) Trailblazer natural gas pipeline system; (iii) Casper and Douglas natural gas processing operations; and (iv) 50% equity investment in the Rockies Express natural gas pipeline system.  In this report, we refer to this combined group of assets as KMP’s FTC Natural Gas Pipelines disposal group.  Under the settlement order, the assets of KMP’s FTC Natural Gas Pipelines disposal group will be held separate from KMI and KMP’s other businesses until the divestiture is completed.  Prior to this announced divestiture, KMP included all of these assets in its Natural Gas Pipelines business segment.

The sale of KMP's FTC Natural Gas Pipelines disposal group is expected to be completed in the third quarter of 2012.  Furthermore, we expect KMI to offer (drop-down) certain El Paso assets to KMP in order to replace the assets that  will be divested, and we expect that these drop-downs will occur contemporaneously, but subsequent to, the close of KMI’s El Paso acquisition.  We also expect that the combination of the asset divestitures and drop-downs will be neutral to KMP’s distribution per unit in 2012 and accretive thereafter.  For more information about this announced divestiture, see Note 3 “Acquisitions and Divestitures—Divestitures—FTC Natural Gas Pipelines Disposal Group-Discontinued Operations” of KMP’s Report on Form 8-K dated April 30, 2012, included in this filing as Exhibit 99.2 and incorporated herein by reference.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.      Summary of Significant Accounting Policies

Basis of Presentation

Our consolidated financial statements include the accounts of Kinder Morgan Management, LLC and its wholly owned subsidiary, Kinder Morgan Services LLC. All material intercompany transactions and balances have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Actual results could differ from these estimates.

On May 30, 2007, KMK completed a merger transaction with a wholly owned subsidiary of KMI under which investors including Richard D. Kinder, KMK’s Chairman and Chief Executive Officer, acquired all of the outstanding shares of KMK, referred to as the “Going Private Transaction.” The purchase price of KMK has been “pushed-down” and allocated to the assets and liabilities of its subsidiary companies, including us. Accordingly, the accompanying financial information, transactions and balances reflect the push-down of KMK’s new accounting basis arising from the Going Private Transaction to our financial statements.

Notwithstanding the consolidation of KMP and its subsidiaries into KMI’s financial statements, except as explicitly disclosed, KMI is not liable for, and their assets are not available to satisfy, the obligations of KMP and/or its subsidiaries and vice versa.  Responsibility for settlements of obligations reflected in KMI’s or KMP’s financial statements are a legal determination based on the entity that incurs the liability.

Cash Equivalents

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounting for Investment in KMP

We use the equity method of accounting for our investment in KMP, which investment is further described in Notes 3 and 4. KMP is a publicly traded limited partnership and its common units are traded on the New York Stock Exchange under the symbol “KMP.” We record, in the period in which it is earned, our share of the earnings of KMP attributable to the i-units we own, which includes an adjustment to reflect the impact of the push down of the purchase price of KMK on our equity investment in KMP. We also record our proportionate share of KMP’s accumulated other comprehensive income as an adjustment to our investment in KMP. We receive distributions from KMP in the form of additional i-units, which increase the number of i-units we own. We issue additional shares (or fractions thereof) of the Company to our existing shareholders in an amount equal to the additional i-units received from KMP. At December 31, 2011, through our ownership of KMP i-units, we owned approximately 29.3% of all of KMP’s outstanding limited partner interests.

In addition, we perform impairment testing of the amount at which we carry the excess of cost over underlying fair value of net assets accounted for under the equity method when events or circumstances warrant such testing. The impairment test considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of December 31, 2011, we believed no such impairment had occurred on our investment in KMP.

Accounting for Share Distributions

Our board of directors declares and we make additional share distributions at the same time that KMP declares and makes distributions on the i-units to us, so that the number of i-units we own and the number of our shares outstanding remain equal. We account for the share distributions we make by charging retained earnings and crediting outstanding shares with amounts that equal the number of shares distributed multiplied by the closing price of the shares on the date the distribution is payable. As a result, we expect that our retained earnings will always be in a deficit position because (i) distributions per unit for KMP (which serve to reduce our retained earnings) are based on “Available Cash” as defined by its partnership agreement, which amount generally exceeds the earnings per unit (which serve to increase our retained earnings) and (ii) the impact on our retained earnings attributable to our equity in the earnings of KMP is recorded after a provision for income taxes.

Income Taxes

We are a limited liability company that has elected to be treated as a corporation for federal income tax purposes. Our entire income tax provision consists of deferred income tax.  Deferred income tax assets and liabilities are recognized for temporary differences between the basis of our assets and liabilities for financial and tax reporting purposes.  Our deferred tax liabilities balance was $218.3 million and $201.7 million as of December 31, 2011 and 2010, respectively, as presented in the accompanying consolidated balance sheets. Under our current basis of accounting, we have excluded nondeductible goodwill associated with our investment in KMP. Prior to the Going Private transaction we recognized temporary differences between the basis of our assets and liabilities for financial and tax reporting purposes including nondeductible goodwill associated with our investment in KMP. Changes in tax legislation are included in the relevant computations in the period in which such changes are effective. Currently, our only such temporary difference results from our investment in KMP.

For more information on income taxes, see Note 6.

Earnings Per Share

Both basic and diluted earnings per share are computed based on the weighted-average number of shares outstanding during each period, adjusted for share splits. There are no securities outstanding that may be converted into or exercised for shares.

Capitalization	12 Months Ended
Dec. 31, 2011
Capitalization [Abstract]
Capitalization
3.      Capitalization

Our authorized capital structure consists of two classes of interests: (1) our listed shares and (2) our voting shares, collectively referred to in this document as our “shares.” Prior to the May 2001 initial public offering of our shares, our issued capitalization consisted of $100,000 contributed by Kinder Morgan, G.P., Inc. for two voting shares. At December 31, 2011, KMI owned approximately 14.1 million, or approximately 14.3% of our outstanding shares.

We have paid share distributions totaling 6,601,402, 6,369,724 and 7,540,357 shares in the years ended December 31, 2011, 2010 and 2009, respectively.  On February 14, 2012, we paid a share distribution of 0.014863 shares per outstanding share (1,464,145 total shares) to shareholders of record as of January 31, 2012, based on the $1.16 per common unit distribution declared by KMP. These distributions were paid in the form of additional shares or fractions thereof based on the average market price of a share determined for a ten-trading day period ending on the trading day immediately prior to the ex-dividend date for our shares.

Business Activities and Related Party Transactions	12 Months Ended
Dec. 31, 2011
Business Activities and Related Party Transactions [Abstract]
Business Activities and Related Party Transactions
4.      Business Activities and Related Party Transactions

At no time after our formation and prior to our initial public offering did we have any operations or own any interest in KMP. Upon the closing of our initial public offering in May 2001, we became a limited partner in KMP and, pursuant to a delegation of control agreement, we assumed the management and control of its business and affairs. Under the delegation of control agreement, Kinder Morgan G.P., Inc. delegated to us, to the fullest extent permitted under Delaware law and KMP’s partnership agreement, all of Kinder Morgan G.P., Inc.’s power and authority to manage and control the business and affairs of KMP, subject to Kinder Morgan G.P., Inc.’s right to approve certain transactions. KMP will either pay directly or reimburse us for all expenses we incur in performing under the delegation of control agreement and will be obligated to indemnify us against claims and liabilities provided that we have acted in good faith and in a manner we believed to be in, or not opposed to, the best interests of KMP and the indemnity is not prohibited by law. KMP consented to the terms of the delegation of control agreement including KMP’s indemnity and reimbursement obligations. We do not receive a fee for our service under the delegation of control agreement, nor do we receive any margin or profit on the expense reimbursement. We incurred, on behalf of KMP, approximately $278.3 million, $289.6 million and $273.2 million of expenses during the years ended December 31, 2011, 2010 and 2009, respectively. The expense reimbursements by KMP to us are accounted for as a reduction to the expense incurred by us. The net monthly balance payable or receivable from these activities is settled in cash in the following month. At December 31, 2011 and 2010, $9.5 million and $10.1 million, respectively, primarily receivables from KMP, are recorded in the caption “Accounts receivable, related party” in the accompanying consolidated balance sheet.

Kinder Morgan Services LLC is our wholly owned subsidiary and provides centralized payroll and employee benefits services to us, Kinder Morgan G.P., Inc., KMP, and KMP’s operating partnerships and subsidiaries (collectively, the “Group”). Employees of KMGP Services Company, Inc., a subsidiary of Kinder Morgan G.P., Inc., are assigned to work for one or more members of the Group. When they do so, they remain under our ultimate management and control. The direct costs of all compensation, benefits expenses, employer taxes and other employer expenses for these employees are allocated and charged by Kinder Morgan Services LLC to the appropriate members of the Group, and the members of the Group reimburse Kinder Morgan Services LLC for their allocated shares of these direct costs. There is no profit or margin charged by Kinder Morgan Services LLC to the members of the Group. The administrative support necessary to implement these payroll and benefits services is provided by the human resource department of KMI, and the related administrative costs are allocated to members of the Group in accordance with expense allocation procedures. The effect of these arrangements is that each member of the Group bears the direct compensation and employee benefits costs of its assigned or partially assigned employees, as the case may be, while also bearing its allocable share of administrative costs. Pursuant to its limited partnership agreement, KMP reimburses Kinder Morgan Services LLC for its share of these administrative costs, and such reimbursements are accounted for as described above. Additionally, KMP reimburses us with respect to costs incurred or allocated to us in accordance with KMP’s limited partnership agreement, the delegation of control agreement among Kinder Morgan G.P., Inc., KMP, us and others, and our limited liability company agreement. During the years ended December 31, 2011, 2010 and 2009, these expenses totaled approximately $388.7 million, $383.4 million and $344.6 million, respectively.

Summarized Financial Information for KMP	12 Months Ended
Dec. 31, 2011
Summarized Financial Information for KMP [Abstract]
Summarized Financial Information for KMP
5.      Summarized Financial Information for KMP

Following is summarized income statement and balance sheet information for KMP (in millions). KMP’s consolidated financial statements include the reclassifications necessary to reflect the results of its FTC Natural Gas Pipelines disposal group as discontinued operations.  Additional information on KMP’s results of operations and financial position are contained in its Report on Form 8-K dated April 30, 2012, included in this filing as Exhibit 99.2 and incorporated herein by reference.

Summarized Kinder Morgan Energy Partners, L.P. Income Statement Information

	Year Ended December 31,
	2011	2010	2009
Revenues	$7,889.0	$7,738.8	$6,697.3
Operating costs, expenses and other(a)	6,331.7	6,278.8	5,329.9
Operating income	$1,557.3	$1,460.0	$1,367.4

Income from continuing operations	1,066.9	1,091.9	1,035.8
Discontinued operations(b)	201.5	235.2	248.0
Net income	$1,268.4	$1,327.1	$1,283.8

Net income attributable to KMP	$1,257.8	$1,316.3	$1,267.5

General Partner’s interest in income from continuing operations(c)	$1,173.0	$882.5	$933.3
General Partner’s interest in income from discontinued operations	$2.0	$2.4	$2.5

Limited Partners’ interest in (loss) income from continuing operations	$(114.7)	$201.0	$88.7
Limited Partners’ interest in income from discontinued operations	$197.5	$230.4	$243.0

Summarized Kinder Morgan Energy Partners, L.P. Balance Sheet Information

	As of December 31,
	2011	2010
Current assets	$1,575.4	$1,286.7
Noncurrent assets	$22,527.3	$20,574.4

Current liabilities	$3,119.1	$2,764.2
Noncurrent liabilities	$13,379.7	$11,804.4
KMP’s capital	$7,507.6	$7,210.7
Noncontrolling interests	$96.3	$81.8
____________

(a)
2011 amount includes (i) a $168.2 million increase in expense associated with rate case liability adjustments; (ii) a $167.2 million loss from the remeasurement of KMP’s previously held 50% equity interest in KinderHawk Field Services LLC to fair value; (iii) $87.1 million related to a special bonus expense to non-senior management employees allocated to KMP from KMI; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this compensation expense; and (iv) a $60.0 million increase in expense associated with rights-of-way lease payment liability adjustments for periods prior to 2011. 2010 amount includes a $172.0 million increase in expense associated with rate case liability adjustments.

(b)	Represents amounts attributable to KMP’s FTC Natural Gas Pipelines disposal group.
(c)
2011 amount includes a waived incentive of $28.4 million related to common units issued to finance a portion of KMP’s May 2010 KinderHawk Field Services LLC acquisition. 2010 amount includes a reduced incentive amount of $179.4 million including (i) $168.3 million due to a portion of KMP’s available cash distribution for the second quarter of 2010 being a distribution of cash from interim capital transactions, rather than a distribution of cash from operations; and (ii) a waived incentive of $11.1 million related to KMP common units issued to finance a portion of KMP’s May 2010 KinderHawk acquisition.

Notwithstanding the consolidation of KMP and its subsidiaries into KMI’s financial statements, except as explicitly disclosed, KMI is not liable for, and its assets are not available to satisfy, the obligations of KMP and/or its subsidiaries and vice versa. Responsibility for settlements of obligations reflected in KMI’s or KMP’s financial statements are a legal determination based on the entity that incurs the liability.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
6.	Income Taxes

The difference between the statutory federal income taxes (and rate) and our actual income taxes (and effective tax rate) are summarized as follows (in millions, except percentages):

	Year Ended December 31,
	2011			2010		2009
Federal income tax rate	$6.5	35.0%		$41.5	35.0%	$31.6	35.0%
Other (a)	(1.1)	(6.3	) %	1.2	1.0%	(0.9)	(1.1	) %
State income tax, net of federal benefit	0.2	1.2%		1.6	1.3%	0.9	1.0%
Total	$5.6	29.9%		$44.3	37.3%	$31.6	34.9%
____________

(a)	Primarily the impact on deferred taxes of changes in nondeductible goodwill in 2011 and 2009, and the impact on deferred taxes of an increase in our state tax rate in 2010.

We are a party to a tax indemnification agreement with KMI. Pursuant to this tax indemnification agreement, KMI agreed to indemnify us for any tax liability attributable to our formation or our management and control of the business and affairs of KMP and for any taxes arising out of a transaction involving the i-units we own to the extent the transaction does not generate sufficient cash to pay our taxes with respect to such transaction.

We had no unrecognized tax benefits on the balance sheet at December 31, 2011 and 2010. In the event interest or penalties are incurred with respect to income tax matters, our policy will be to include such items in income tax expense. We did not have an accrual for interest and penalties at December 31, 2011 or 2010. At December 31, 2011, tax years 2007 through 2011 remained subject to examination by the Internal Revenue Service or applicable states. We do not expect any material change in the balance of our unrecognized tax benefits over the next twelve months.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
7.	Recent Accounting Pronouncements

None of the Accounting Standards Updates that we adopted and that became effective January 1, 2011 had a material impact on our consolidated financial statements.

ASU Nos. 2011-05 and 2011-12

On June 16, 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income.”  This ASU eliminates the current option to report other comprehensive income and its components in the statement of changes in equity.  An entity can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements.

ASU No. 2011-05 also requires reclassifications of items out of accumulated other comprehensive income to net income to be measured and presented by income statement line item in both the statement where net income is presented and the statement where other comprehensive income is presented.  However, on December 23, 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” to defer this new requirement.  For us, both ASU No. 2011-05 and ASU No. 2011-12 were effective January 1, 2012.  Since these ASUs pertain to presentation and disclosure requirements only, the adoption of these ASUs did not have a material impact on our consolidated financial statements.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
8.	Quarterly Financial Data (Unaudited)

Quarterly Operating Results for 2011 and 2010

	2011–Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$15.1	$(19.9)	$(24.9)	$48.4
Income tax expense (benefit)	5.2	(6.7)	(9.9)	17.0
Net income (loss)(a)(b)(c)	$9.9	$(13.2)	$(15.0)	$31.4

Earnings (loss) per share, basic and diluted	$0.11	$(0.14)	$(0.16)	$0.32

Number of shares used in computing basic and diluted earnings per share	92.7	94.4	96.0	97.7

	2010–Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$(8.9)	$76.1	$13.5	$38.0
Income tax expense (benefit)	(3.3)	27.7	4.7	15.2
Net income (loss)(d)	$(5.6)	$48.4	$8.8	$22.8

Earnings (loss) per share, basic and diluted	$(0.06)	$0.55	$0.10	$0.25

Number of shares used in computing basic and diluted earnings per share	86.4	87.9	89.5	91.2
  ____________

(a)
First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP’s $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.

(b)	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP’s $165.0 million increase in expense associated with rate case liability adjustments.
(c)
Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP’s $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP’s $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.

(d)	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP’s $158 million increase in expense associated with rate case liability adjustments.

Supplemental Information on Oil and Gas Producing Activities (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Information on Oil and Gas Producing Activities (Unaudited) [Abstract]
Supplemental Information on Oil and Gas Producing Activities (Unaudited)
9.	Supplemental Information on Oil and Gas Producing Activities (Unaudited)

At December 31, 2011, through our ownership of i-units, we owned approximately 29.3% of all of KMP’s outstanding limited partner interests.  As discussed above, our results of operations are derived principally from our investment in KMP.  We use the equity method of accounting for our investment in KMP, and record our share of its earnings and accumulated other comprehensive income.  Though we do not directly have interests in oil and gas producing activities, our equity method investee, KMP, has significant oil and gas producing activities.  Additional information on KMP’s oil and gas producing activities are contained in its Report on Form 8-K dated April 30, 2012, included in this filing as Exhibit 99.2 and incorporated herein by reference.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Consolidation
Basis of Presentation

Our consolidated financial statements include the accounts of Kinder Morgan Management, LLC and its wholly owned subsidiary, Kinder Morgan Services LLC. All material intercompany transactions and balances have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses. Actual results could differ from these estimates.

Business combination
On May 30, 2007, KMK completed a merger transaction with a wholly owned subsidiary of KMI under which investors including Richard D. Kinder, KMK’s Chairman and Chief Executive Officer, acquired all of the outstanding shares of KMK, referred to as the “Going Private Transaction.” The purchase price of KMK has been “pushed-down” and allocated to the assets and liabilities of its subsidiary companies, including us. Accordingly, the accompanying financial information, transactions and balances reflect the push-down of KMK’s new accounting basis arising from the Going Private Transaction to our financial statements.

Notwithstanding the consolidation of KMP and its subsidiaries into KMI’s financial statements, except as explicitly disclosed, KMI is not liable for, and their assets are not available to satisfy, the obligations of KMP and/or its subsidiaries and vice versa.  Responsibility for settlements of obligations reflected in KMI’s or KMP’s financial statements are a legal determination based on the entity that incurs the liability.

Cash equivalents	Cash Equivalents We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounting for investments
Accounting for Investment in KMP

We use the equity method of accounting for our investment in KMP, which investment is further described in Notes 3 and 4. KMP is a publicly traded limited partnership and its common units are traded on the New York Stock Exchange under the symbol “KMP.” We record, in the period in which it is earned, our share of the earnings of KMP attributable to the i-units we own, which includes an adjustment to reflect the impact of the push down of the purchase price of KMK on our equity investment in KMP. We also record our proportionate share of KMP’s accumulated other comprehensive income as an adjustment to our investment in KMP. We receive distributions from KMP in the form of additional i-units, which increase the number of i-units we own. We issue additional shares (or fractions thereof) of the Company to our existing shareholders in an amount equal to the additional i-units received from KMP. At December 31, 2011, through our ownership of KMP i-units, we owned approximately 29.3% of all of KMP’s outstanding limited partner interests.

In addition, we perform impairment testing of the amount at which we carry the excess of cost over underlying fair value of net assets accounted for under the equity method when events or circumstances warrant such testing. The impairment test considers whether there is an inability to recover the carrying value of an investment that is other than temporary. As of December 31, 2011, we believed no such impairment had occurred on our investment in KMP.

Accounting for share distributions
Accounting for Share Distributions

Our board of directors declares and we make additional share distributions at the same time that KMP declares and makes distributions on the i-units to us, so that the number of i-units we own and the number of our shares outstanding remain equal. We account for the share distributions we make by charging retained earnings and crediting outstanding shares with amounts that equal the number of shares distributed multiplied by the closing price of the shares on the date the distribution is payable. As a result, we expect that our retained earnings will always be in a deficit position because (i) distributions per unit for KMP (which serve to reduce our retained earnings) are based on “Available Cash” as defined by its partnership agreement, which amount generally exceeds the earnings per unit (which serve to increase our retained earnings) and (ii) the impact on our retained earnings attributable to our equity in the earnings of KMP is recorded after a provision for income taxes.

Income taxes
Income Taxes

We are a limited liability company that has elected to be treated as a corporation for federal income tax purposes. Our entire income tax provision consists of deferred income tax.  Deferred income tax assets and liabilities are recognized for temporary differences between the basis of our assets and liabilities for financial and tax reporting purposes.  Our deferred tax liabilities balance was $218.3 million and $201.7 million as of December 31, 2011 and 2010, respectively, as presented in the accompanying consolidated balance sheets. Under our current basis of accounting, we have excluded nondeductible goodwill associated with our investment in KMP. Prior to the Going Private transaction we recognized temporary differences between the basis of our assets and liabilities for financial and tax reporting purposes including nondeductible goodwill associated with our investment in KMP. Changes in tax legislation are included in the relevant computations in the period in which such changes are effective. Currently, our only such temporary difference results from our investment in KMP.

For more information on income taxes, see Note 6.

Earnings per share
Earnings Per Share

Both basic and diluted earnings per share are computed based on the weighted-average number of shares outstanding during each period, adjusted for share splits. There are no securities outstanding that may be converted into or exercised for shares.

Summarized Financial Information for KMP (Tables)	12 Months Ended
Dec. 31, 2011
Summarized Financial Information for KMP [Abstract]
Summarized Financial Information for KMP
Following is summarized income statement and balance sheet information for KMP (in millions). KMP’s consolidated financial statements include the reclassifications necessary to reflect the results of its FTC Natural Gas Pipelines disposal group as discontinued operations.  Additional information on KMP’s results of operations and financial position are contained in its Report on Form 8-K dated April 30, 2012, included in this filing as Exhibit 99.2 and incorporated herein by reference.

Summarized Kinder Morgan Energy Partners, L.P. Income Statement Information

	Year Ended December 31,
	2011	2010	2009
Revenues	$7,889.0	$7,738.8	$6,697.3
Operating costs, expenses and other(a)	6,331.7	6,278.8	5,329.9
Operating income	$1,557.3	$1,460.0	$1,367.4

Income from continuing operations	1,066.9	1,091.9	1,035.8
Discontinued operations(b)	201.5	235.2	248.0
Net income	$1,268.4	$1,327.1	$1,283.8

Net income attributable to KMP	$1,257.8	$1,316.3	$1,267.5

General Partner’s interest in income from continuing operations(c)	$1,173.0	$882.5	$933.3
General Partner’s interest in income from discontinued operations	$2.0	$2.4	$2.5

Limited Partners’ interest in (loss) income from continuing operations	$(114.7)	$201.0	$88.7
Limited Partners’ interest in income from discontinued operations	$197.5	$230.4	$243.0

Summarized Kinder Morgan Energy Partners, L.P. Balance Sheet Information

	As of December 31,
	2011	2010
Current assets	$1,575.4	$1,286.7
Noncurrent assets	$22,527.3	$20,574.4

Current liabilities	$3,119.1	$2,764.2
Noncurrent liabilities	$13,379.7	$11,804.4
KMP’s capital	$7,507.6	$7,210.7
Noncontrolling interests	$96.3	$81.8
____________

(a)
2011 amount includes (i) a $168.2 million increase in expense associated with rate case liability adjustments; (ii) a $167.2 million loss from the remeasurement of KMP’s previously held 50% equity interest in KinderHawk Field Services LLC to fair value; (iii) $87.1 million related to a special bonus expense to non-senior management employees allocated to KMP from KMI; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this compensation expense; and (iv) a $60.0 million increase in expense associated with rights-of-way lease payment liability adjustments for periods prior to 2011. 2010 amount includes a $172.0 million increase in expense associated with rate case liability adjustments.

(b)	Represents amounts attributable to KMP’s FTC Natural Gas Pipelines disposal group.
(c)
2011 amount includes a waived incentive of $28.4 million related to common units issued to finance a portion of KMP’s May 2010 KinderHawk Field Services LLC acquisition. 2010 amount includes a reduced incentive amount of $179.4 million including (i) $168.3 million due to a portion of KMP’s available cash distribution for the second quarter of 2010 being a distribution of cash from interim capital transactions, rather than a distribution of cash from operations; and (ii) a waived incentive of $11.1 million related to KMP common units issued to finance a portion of KMP’s May 2010 KinderHawk acquisition.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Effective income tax rate reconciliation
The difference between the statutory federal income taxes (and rate) and our actual income taxes (and effective tax rate) are summarized as follows (in millions, except percentages):

	Year Ended December 31,
	2011			2010		2009
Federal income tax rate	$6.5	35.0%		$41.5	35.0%	$31.6	35.0%
Other (a)	(1.1)	(6.3	) %	1.2	1.0%	(0.9)	(1.1	) %
State income tax, net of federal benefit	0.2	1.2%		1.6	1.3%	0.9	1.0%
Total	$5.6	29.9%		$44.3	37.3%	$31.6	34.9%
____________

(a)	Primarily the impact on deferred taxes of changes in nondeductible goodwill in 2011 and 2009, and the impact on deferred taxes of an increase in our state tax rate in 2010.

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly operating results
Quarterly Operating Results for 2011 and 2010

	2011-Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$15.1	$(19.9)	$(24.9)	$48.4
Income tax expense (benefit)	5.2	(6.7)	(9.9)	17.0
Net income (loss)(a)(b)(c)	$9.9	$(13.2)	$(15.0)	$31.4

Earnings (loss) per share, basic and diluted	$0.11	$(0.14)	$(0.16)	$0.32

Number of shares used in computing basic and diluted earnings per share	92.7	94.4	96.0	97.7

	2010-Three Months Ended
	March 31	June 30	September 30	December 31
	(In millions except per share amounts)
Equity in earnings (loss) of KMP	$(8.9)	$76.1	$13.5	$38.0
Income tax expense (benefit)	(3.3)	27.7	4.7	15.2
Net income (loss)(d)	$(5.6)	$48.4	$8.8	$22.8

Earnings (loss) per share, basic and diluted	$(0.06)	$0.55	$0.10	$0.25

Number of shares used in computing basic and diluted earnings per share	86.4	87.9	89.5	91.2
  ____________

(a)
First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP's $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.

(b)	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP's $165.0 million increase in expense associated with rate case liability adjustments.
(c)
Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP's $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP's $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.

(d)	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP's $158 million increase in expense associated with rate case liability adjustments.

General (Details) (Kinder Morgan, Inc. [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Kinder Morgan, Inc. [Member]
KMI acquisition of El Paso [Abstract]
Date definative agreement was announced	Oct 16, 2011
Approximate enterprise value of KMI and El Paso once combined	$ 94,000
Miles of pipe of combined entity	80,000
Approximate purchase price for El Paso acquisition	$ 38,000
El Paso Corp's ownership interest in the limited partner units of El Paso Pipeline Partners LP	42.00%
El Paso Corp's general partner interest in El Paso Pipeline Partners LP	2.00%
Period in which the acquisition is expected to close	end of May 2012
Percent of related partys voting shareholders that approved proposed acquisition	100.00%
Percent of voting shareholders by company being acquired that approved proposed acquisition	more than 95%
Equity investees equity interest of investment included in asset disposal group	50.00%
Period in which equity investees asset disposal is expected to be completed	third quarter of 2012

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Ownership interest in outstanding limited partner interests of equity method investee (in hundredths)	29.30%
Deferred income taxes	$ 218.3	$ 201.7

Capitalization (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Share Distribution Subsequent To Reporting Period [Member]	Dec. 31, 2011 Share Distribution, In Reporting Period [Member]	Dec. 31, 2010 Share Distribution, In Reporting Period [Member]	Dec. 31, 2009 Share Distribution, In Reporting Period [Member]
Capitalization [Abstract]
Number of classes of interests	2
Capitalization value prior to initial public offering	$ 100,000
Number of voting shares issued prior to initial public offering (in shares)	2
Schedule of Capitalization, Equity [Line Items]
Shares outstanding (in shares)	14,100,000
Percent of shares outstanding (in hundredths)	14.30%
Distribution Made to Member or Limited Partner [Line Items]
Distribution date		2012-02-14
Shares distributed per outstanding share (in shares)		0.014863
Shares distributed (in shares)		1,464,145	6,601,402	6,369,724	7,540,357
Equivalent distribution value per share (in shares)		$ 1.16
Date of record		2012-01-31
Average market price period, number of trading days		10

Business Activities and Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Accounts receivable, related party	$ 9.5	$ 10.1
Kinder Morgan Energy Partners, L.P. [Member]
Related Party Transaction [Line Items]
Reimbursable expenses incurred on behalf of related party	278.3	289.6	273.2
Affiliate [Member]
Related Party Transaction [Line Items]
Payroll expenses of affiliate reimbursed by KMP	$ 388.7	$ 383.4	$ 344.6

Summarized Financial Information for KMP (Details) (KMP [Member], USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
KMP [Member]
Summarized Kinder Morgan Energy Partners, L.P. Income Statement Information [Abstract]
Revenues					$ 7,889		$ 7,738.8		$ 6,697.3
Operating costs, expenses and other					6,331.7	[1]	6,278.8	[1]	5,329.9	[1]
Operating income					1,557.3		1,460		1,367.4
Income from continuing operations					1,066.9		1,091.9		1,035.8
Discontinued operations					201.5	[2]	235.2	[2]	248	[2]
Net income					1,268.4		1,327.1		1,283.8
Net income attributable to KMP					1,257.8		1,316.3		1,267.5
General Partner's interest in income from continuing operations					1,173	[3]	882.5	[3]	933.3	[3]
General Partner's interest in income from discontinued operations					2		2.4		2.5
Limited Partner's interest in income from continuing operations					(114.7)		201		88.7
Limited Partner's interest in (loss) income from discontinued operations					197.5		230.4		243
KMP's increase in expense associated with rate case liability adjustments		165		158	168.2		172
KMP's loss on remeasurement of previously held equity interest in KinderHawk	167.2				167.2
KMP's previously held equity interest in Kinderhawk (in hundredths)	50.00%				50.00%
Special bonus expense allocated to KMP			87.1		87.1
KMP's increase in expense associated with rights-of-way lease payment liability adjustments	69.3				60
Total waived incentive distribution to KMP's General Partner							179.4
Waived incentive distribution to KMP's General Partner resulting from ICT Distribution							168.3
Waived incentive distribution to KMP's General Partner related to KMP equity issued to finance business acquisition					28.4		11.1
Summarized Kinder Morgan Energy Partners, L.P. Balance Sheet Information [Abstract]
Current assets					1,575.4		1,286.7
Noncurrent assets					22,527.3		20,574.4
Current liabilities					3,119.1		2,764.2
Noncurrent liabilities					13,379.7		11,804.4
KMP's capital					7,507.6		7,210.7
Noncontrolling interests					$ 96.3		$ 81.8

[1]	2011 amount includes (i) a $168.2 million increase in expense associated with rate case liability adjustments; (ii) a $167.2 million loss from the remeasurement of KMP's previously held 50% equity interest in KinderHawk Field Services LLC to fair value; (iii) $87.1 million related to a special bonus expense to non-senior management employees allocated to KMP from KMI; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this compensation expense; and (iv) a $60.0 million increase in expense associated with rights-of-way lease payment liability adjustments for periods prior to 2011. 2010 amount includes a $172.0 million increase in expense associated with rate case liability adjustments.
[2]	Represents amounts attributable to KMP's FTC Natural Gas Pipelines disposal group.
[3]	2011 amount includes a waived incentive of $28.4 million related to common units issued to finance a portion of KMP's May 2010 KinderHawk Field Services LLC acquisition. 2010 amount includes a reduced incentive amount of $179.4 million including (i) $168.3 million due to a portion of KMP's available cash distribution for the second quarter of 2010 being a distribution of cash from interim capital transactions, rather than a distribution of cash from operations; and (ii) a waived incentive of $11.1 million related to KMP common units issued to finance a portion of KMP's May 2010 KinderHawk acquisition.

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Tax Reconciliation [Abstract]
Federal income tax rate									$ 6.5		$ 41.5		$ 31.6
Other									(1.1)	[1]	1.2	[1]	(0.9)	[1]
State income tax, net of federal benefit									0.2		1.6		0.9
Income tax expense	$ 17	$ (9.9)	$ (6.7)	$ 5.2	$ 15.2	$ 4.7	$ 27.7	$ (3.3)	$ 5.6		$ 44.3		$ 31.6
Tax Rate Reconciliation [Abstract]
Federal income tax rate (in hundredths)									35.00%		35.00%		35.00%
Other (in hundredths)									(6.30%)	[1]	1.00%	[1]	(1.10%)	[1]
State income tax, net of federal benefit (in hundredths)									1.20%		1.30%		1.00%
Effective tax rate (in hundredths)									29.90%		37.30%		34.90%

[1]	Primarily the impact on deferred taxes of changes in nondeductible goodwill in 2011 and 2009, and the impact on deferred taxes of an increase in our state tax rate in 2010.

Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Equity in earnings (loss) of KMP	$ 48.4		$ (24.9)		$ (19.9)		$ 15.1		$ 38		$ 13.5		$ 76.1		$ (8.9)		$ 18.7	$ 118.7	$ 90.6
Income taxes (benefit)	17		(9.9)		(6.7)		5.2		15.2		4.7		27.7		(3.3)		5.6	44.3	31.6
Net income (loss)	31.4	[1],[2],[3]	(15)	[1],[2],[3]	(13.2)	[1],[2],[3]	9.9	[1],[2],[3]	22.8	[4]	8.8	[4]	48.4	[4]	(5.6)	[4]	13.1	74.4	59
Earnings (loss) per share, basic and diluted (in dollars per share)	$ 0.32		$ (0.16)		$ (0.14)		$ 0.11		$ 0.25		$ 0.1		$ 0.55		$ (0.06)		$ 0.14	$ 0.84	$ 0.72
Number of shares used in computing basic and diluted earnings per share (in shares)	97.7		96		94.4		92.7		91.2		89.5		87.9		86.4		97.7	91.2
Schedule of Equity Method Investments [Line Items]
Net income reduction for share of KMP's rate case liability adjustments					30.2										29
Net Income Reduction For Share Of Kmps Remeasurement Of Equity Interest In Kinderhawk			30.3
Net income reduction for share of rights-of-way lease payment liability adjustments			12.5
Net income reduction for share of KMP's special bonus expense							15.2
KMP [Member]
Schedule of Equity Method Investments [Line Items]
Special bonus expense allocated to KMP							87.1										87.1
KMP's increase in expense associated with rate case liability adjustments					165										158		168.2	172
KMP's loss on remeasurement of previously held equity interest in KinderHawk			167.2														167.2
KMP's previously held equity interest in KinderHawk			50.00%														50.00%
KMP's increase in expense associated with rights-of-way lease payment liability adjustments			$ 69.3														$ 60

[1]	First quarter 2011 includes a $15.2 million reduction of net income for our share of KMP's $87.1 million increase in expense associated with a one-time special cash bonus payment paid to non-senior management employees in May 2011; however, we and KMP do not have any obligation, nor did we or KMP pay any amounts related to this expense.
[2]	Second quarter 2011 includes a $30.2 million reduction of net income for our share of KMP's $165.0 million increase in expense associated with rate case liability adjustments.
[3]	Third quarter 2011 includes a $30.3 million reduction of net income for our share of KMP's $167.2 million loss from the remeasurement of its previously held 50% equity interest in KinderHawk Field Services LLC to fair value, and a $12.5 million reduction of net income for our share of KMP's $69.3 million increase in expense primarily associated with rights-of-way lease payment liability adjustments.
[4]	First quarter 2010 includes a $29.0 million reduction of net income for our share of KMP's $158 million increase in expense associated with rate case liability adjustments.

Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Details)	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Ownership interest in outstanding limited partner interests of equity method investee (in hundredths)	29.30%